NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 10, 2023	Feb. 09, 2023	Jan. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Reduction of full-time employees, percentage			75.00%
Sale price		$ 2,900
Fees	$ 100
Holdback	$ 200
Inventories				$ 8,817	$ 4,790
Revenue | Product Concentration Risk | Pharmacy Services Business
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Concentration risk, percentage				97.00%	91.00%
Assets, Total | Product Concentration Risk | Inventory From SpotRx Pharmacies
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Concentration risk, percentage				9.00%	6.00%
Inventories				$ 3,000	$ 2,200